Right-of-use assets - Disclosure of right-of-use assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	$ 361,036
Balance, Ending	230,124	$ 361,036
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	361,036	208,131
Additions	0	228,020
Depreciation	(130,912)	(75,115)
Balance, Ending	$ 230,124	$ 361,036